Document and Entity Information	Jan. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	CSB BANCORP INC /OH
Entity Central Index Key	0000880417
Entity Emerging Growth Company	false
Entity File Number	0-21714
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1687530
Entity Address, Address Line One	91 North Clay Street
Entity Address, Address Line Two	P.O. Box 232
Entity Address, City or Town	Millersburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44654
City Area Code	330
Local Phone Number	674-9015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $6.25 per share
Trading Symbol	CSBB
Security Exchange Name	NONE